RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended
Sep. 30, 2020
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
Net expense from related parties:

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands of $)	2020	2019	2020	2019
Transactions with Golar and affiliates:
Management and administrative services fees (a)	(2,215)	(2,448)	(6,324)	(7,195)
Ship management fees (b)	(1,316)	(1,115)	(3,948)	(3,345)
Interest expense on short-term loans (c)	—	—	(285)	—
Distributions with Golar, net (d)	(460)	(3,163)	178	(14,572)

(Payables)/receivables with related parties:

As of September 30, 2020 and December 31, 2019, balances with related parties consisted of the following:

(in thousands of $)	September 30, 2020	December 31, 2019
Balances due (to)/from Golar and affiliates (c)	(4,278)	2,845
Methane Princess lease security deposit (e)	(149)	2,253
Total	(4,427)	5,098